Acquisition and Disposition Activity - Schedule of Assets Acquired under Business Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jan. 17, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 24, 2014	May 01, 2014
Business Acquisition [Line Items]
Goodwill	$ 517,526	$ 8,600	$ 401,872	$ 401,872
Title Company LLC [Member]
Business Acquisition [Line Items]
Goodwill	221				200
Non-compete agreement	63
Title plant	14
Other intangible assets	75
Other assets	3
Total Assets	376
Louisiana Abstract and Title Llc [Member]
Business Acquisition [Line Items]
Goodwill	155					200
Non-compete agreement	100
Title plant	9
Other intangible assets	130
Other assets	6
Total Assets	$ 400